Income taxes - Schedule of Reconciliation between Actual Tax Charge and Amount Calculated based on Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Income Taxes [Line Items]
Loss from operations in the PRC	¥ (263,291)		¥ (233,382)	¥ (85,788)
Profit (loss) from overseas entities	(531,727)		(1,071,745)	(693,437)
Loss before income tax	(795,018)	$ (114,152)	(1,305,127)	(779,225)
Tax expense at PRC enterprise income tax rate of 25%	(198,755)		(326,282)	(194,806)
Expenses not deductible for income tax purpose	17,849		13,663	3,185
Super deduction of research and development expenses	(42,980)		(35,523)	(13,341)
Tax losses and deductible temporary differences for which no deferred income tax assets were recognized	172,349		114,121	40,865
Effect of income tax in jurisdictions other than the PRC	53,574		235,718	¥ 164,097
Income tax expense	¥ 2,037	$ 292	¥ 1,697